Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Position of the company

	2011		2010
(Dollars in Millions)	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Total fair value of derivative positions	$1,913	$2,554	$1,799	$2,174
Netting (a)	(294)	(1,889)	(280)	(1,163)
Total	$1,619	$665	$1,519	$1,011

Note:	The fair value of asset and liability derivatives are included in Other assets and Other liabilities on the Consolidated Balance Sheet, respectively.
(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. Authoritative accounting guidance permits the netting of derivative receivables and payables when a legally enforceable master netting agreement exists between the Company and a derivative counterparty. A master netting agreement is an agreement between two counterparties who have multiple derivative contracts with each other that provide for the net settlement of contracts through a single payment, in a single currency, in the event of default on or termination of any one contract. At December 31, 2011, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $88 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $1.7 billion. At December 31, 2010, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $55 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $936 million.

Asset and liability management derivative positions of company

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2011
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$27	4.09	$–	$–	–
Foreign exchange cross-currency swaps	688	17	5.17	432	23	5.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	803	4.03
Receive fixed/pay floating swaps	750	–	2.75	6,250	6	2.86
Net investment hedges
Foreign exchange forward contracts	708	4	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	14,270	150	.07	29	–	.12
Sell	231	1	.15	14,415	134	.11
Options
Purchased	1,250	–	.07	–	–	–
Written	4,421	80	.10	11	1	.13
Receive fixed/pay floating swaps	2,625	9	10.21	–	–	–
Foreign exchange forward contracts	261	1	.08	567	5	.09
Equity contracts	54	1	1.05	10	–	.64
Credit contracts	800	7	3.71	1,600	8	3.59
December 31, 2010
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	1,800	72	55.75	–	–	–
Foreign exchange cross-currency swaps	891	70	6.17	445	–	6.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	688	5.03
Net investment hedges
Foreign exchange forward contracts	512	3	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,879	20	.10	6,312	79	.05
Sell	9,082	207	.07	6,002	51	.09
Options
Purchased	1,600	–	.06	–	–	–
Written	6,321	23	.07	1,348	9	.07
Receive fixed/pay floating swaps	2,250	3	10.22	–	–	–
Foreign exchange forward contracts	158	1	.09	694	6	.09
Equity contracts	61	3	1.60	–	–	–
Credit contracts	650	2	3.22	1,183	7	2.71

Customer-related derivative positions of the company

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted- Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted- Average Remaining Maturity In Years
December 31, 2011
Interest rate contracts
Receive fixed/pay floating swaps	$16,230	$1,216	4.98	$523	$1	2.52
Pay fixed/receive floating swaps	99	–	1.81	16,206	1,182	5.10
Options
Purchased	2,660	26	6.11	–	–	–
Written	–	–	–	2,660	26	6.11
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,982	369	.54	8,578	360	.49
Options
Purchased	127	5	.41	–	–	–
Written	–	–	–	127	5	.41
December 31, 2010
Interest rate contracts
Receive fixed/pay floating swaps	15,730	956	4.64	1,294	21	6.01
Pay fixed/receive floating swaps	1,315	24	6.12	15,769	922	4.68
Options
Purchased	2,024	13	1.98	115	12	.36
Written	472	12	.26	1,667	13	2.35
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,772	384	.74	7,694	360	.75
Options
Purchased	224	6	.40	–	–	–
Written	–	–	–	224	6	.40

(a)	Reflects the net of long and short positions.

Summary of effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (Loss) into earnings

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$(213)	$(235)	$114	$(138)	$(148)	$(209)
Net investment hedges
Foreign exchange forward contracts	34	(25)	(44)	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2011, 2010 and 2009.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions

	Location of Gains (Losses) Recognized in Earnings	Gains (Losses) Recognized in Earnings
(Dollars in Millions)		2011	2010	2009
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$(36)	$(31)	$(27)
Foreign exchange cross-currency swaps	Other noninterest income	(69)	(193)	115
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	23	831	184
Purchased and written options	Mortgage banking revenue	456	425	300
Receive fixed/pay floating swaps	Mortgage banking revenue	518	–	–
Pay fixed/receive floating swaps	Mortgage banking revenue	1	–	–
Foreign exchange forward contracts	Commercial products revenue	(81)	(16)	(46)
Equity contracts	Compensation expense	1	1	(22)
Credit contracts	Other noninterest income/expense	–	(6)	29
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	302	201	(658)
Pay fixed/receive floating swaps	Other noninterest income	(317)	(196)	696
Purchased and written options	Other noninterest income	–	1	(1)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	53	49	49
Purchased and written options	Commercial products revenue	–	1	1
(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $29 million and $72 million for the year ended December 31, 2011, respectively, $35 million and $193 million for the year ended December 31, 2010, respectively, and $25 million and $(114) million for the year ended December 31, 2009, respectively. The ineffective portion was immaterial for the years ended December 31, 2011, 2010 and 2009.